Schedule of Cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents:
Short-term transactions and low risk of change in its value	R$ 2,617,866	R$ 4,856,771	R$ 1,690,709